Schedule of Investments (unaudited)
February 29, 2024
BlackRock International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Brazil — 5.4%
B3 SA - Brasil Bolsa Balcao	12,759,269	$ 32,930,623
Lojas Renner SA	11,332,897	35,997,353
XP, Inc., Class A	1,024,057	24,208,708
		93,136,684
Canada — 9.9%
Canadian National Railway Co.	753,074	97,644,647
Canadian Pacific Kansas City Ltd.	863,943	73,353,831
		170,998,478
China — 3.7%
Tencent Holdings Ltd.	1,797,700	62,974,571
Denmark — 7.2%
Novo Nordisk A/S, Class B	770,797	92,006,712
Vestas Wind Systems A/S(a)	1,151,759	32,097,263
		124,103,975
France — 3.3%
Air Liquide SA	138,454	28,141,164
Remy Cointreau SA	263,960	27,970,526
		56,111,690
Germany — 13.8%
Beiersdorf AG	785,276	112,562,323
Deutsche Telekom AG, Registered Shares	3,328,103	79,105,652
Infineon Technologies AG, Class N	1,288,647	46,269,647
		237,937,622
Italy — 5.9%
Ferrari NV	98,243	41,464,789
Intesa Sanpaolo SpA	19,088,116	60,784,381
		102,249,170
Japan — 10.5%
Lasertec Corp.	136,400	36,598,582
Recruit Holdings Co. Ltd.	1,905,000	76,839,788
Sony Group Corp.	784,400	67,574,640
		181,013,010
Netherlands — 7.0%
ASML Holding NV	90,641	86,018,483
Heineken NV	371,013	34,278,379
		120,296,862
Security	Shares	Value
South Korea — 5.2%
Samsung Electronics Co. Ltd.	1,627,569	$ 89,830,285
Spain — 2.4%
Banco Bilbao Vizcaya Argentaria SA	4,066,594	40,561,402
United Kingdom — 8.8%
Melrose Industries PLC	4,530,341	36,383,026
RELX PLC	788,577	34,530,493
Smith & Nephew PLC	2,159,991	28,496,249
Standard Chartered PLC	6,186,681	52,308,194
		151,717,962
United States — 14.6%
Baker Hughes Co., Class A	889,017	26,306,013
Cadence Design Systems, Inc.(a)	143,907	43,802,413
Freeport-McMoRan, Inc.	716,390	27,086,706
Mastercard, Inc., Class A	172,840	82,057,518
Thermo Fisher Scientific, Inc.	124,792	71,153,903
		250,406,553
Total Long-Term Investments — 97.7% (Cost: $1,385,161,034)		1,681,338,264
Short-Term Securities
Money Market Funds — 2.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.20%(b)(c)	39,660,702	39,660,702
Total Short-Term Securities — 2.3% (Cost: $39,660,702)		39,660,702
Total Investments — 100.0% (Cost: $1,424,821,736)		1,720,998,966
Other Assets Less Liabilities — 0.0%		289,024
Net Assets — 100.0%		$ 1,721,287,990
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock International Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 91,039,412	$ —	$ (51,378,710)(a)	$ —	$ —	$ 39,660,702	39,660,702	$ 1,471,551	$ —
SL Liquidity Series, LLC, Money Market Series(b)	—	—	(770)(a)	770	—	—	—	1,894(c)	—
				$ 770	$ —	$ 39,660,702		$ 1,473,445	$ —
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$ 93,136,684	$ —	$ —	$ 93,136,684
Canada	170,998,478	—	—	170,998,478
China	—	62,974,571	—	62,974,571
Denmark	—	124,103,975	—	124,103,975
France	—	56,111,690	—	56,111,690
Germany	—	237,937,622	—	237,937,622
Italy	—	102,249,170	—	102,249,170
Japan	—	181,013,010	—	181,013,010
Netherlands	—	120,296,862	—	120,296,862
South Korea	—	89,830,285	—	89,830,285
Spain	—	40,561,402	—	40,561,402

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock International Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
United Kingdom	$ —	$ 151,717,962	$ —	$ 151,717,962
United States	250,406,553	—	—	250,406,553
Short-Term Securities
Money Market Funds	39,660,702	—	—	39,660,702
	$ 554,202,417	$ 1,166,796,549	$ —	$ 1,720,998,966
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